Summary of Significant Accounting Policies - Schedule of basic and diluted net income per share (Parentheticals) (FY) (Details) - $ / shares	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share (Parentheticals) [Line Items]
Diluted net income per share	$ (0.06)	$ 0.07	$ 0.06	$ 0.08	$ 0.28	$ 0.3
Common stock subject to possible redemption [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share (Parentheticals) [Line Items]
Diluted net income per share	(0.06)	0.07	0.06	0.08	0.28	0.3
Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share (Parentheticals) [Line Items]
Diluted net income per share	$ (0.06)	$ 0.07	$ 0.06	$ 0.08	$ 0.28	$ 0.3